Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions		Total		Share capital	Share premium	Treasury shares	Retained earnings	Exchange differences on translation of foreign operations	Changes in fair value of financial assets measured at fair value through other comprehensive income	Net changes on revaluation of available-for- sale financial assets	Cash flow hedges	Hedging cost	Remeasurement of defined benefit pension plans	Other components of equity	Other comprehensive income related to assets held for sale	Total	Non-controlling interests
Equity, as of beginning of period at Mar. 31, 2017		¥ 1,948,965		¥ 65,203	¥ 74,973	¥ (48,734)	¥ 1,511,817	¥ 221,550	¥ 0	¥ 67,980	¥ 1,472	¥ 0	¥ 0	¥ 291,002	¥ 0	¥ 1,894,261	¥ 54,704
Net profit for the year		186,708					186,886									186,886	(178)
Other comprehensive income (loss)		55,956						46,252		5,057	1,919	1,606	724	55,558		55,558	398
Comprehensive income for the year		242,664					186,886	46,252		5,057	1,919	1,606	724	55,558		242,444	220
Transactions with owners:
Issuance of new shares		25,320		12,711	12,609											25,320
Acquisition of treasury shares		(41,545)				(41,545)										(41,545)
Disposal of treasury shares		1			0	1										1
Dividends (Note 26)		(144,309)					(142,120)									(142,120)	(2,189)
Changes in ownership		(32,750)															(32,750)
Transfers from other components of equity		0					724						(724)	(724)
Share-based compensation (Note 28)		18,610			18,610											18,610
Exercise of share-based awards (Note 28)		453			(15,452)	15,905										453
Transfers to other comprehensive income related to assets held for sale		0						4,795						4,795	(4,795)
Total transactions with owners		(174,220)		12,711	15,767	(25,639)	(141,396)	4,795					(724)	4,071	(4,795)	(139,281)	(34,939)
Equity, as of end of period at Mar. 31, 2018		2,017,409		77,914	90,740	(74,373)	1,557,307	272,597	0	73,037	3,391	1,606	0	350,631	(4,795)	1,997,424	19,985
Cumulative effects of changes in accounting policies (Note 2)		25,648					15,401		84,672	(73,037)	(1,378)			10,257		25,658	(10)
Restated opening balance		2,043,057		77,914	90,740	(74,373)	1,572,708	272,597	84,672	0	2,013	1,606	0	360,888	(4,795)	2,023,082	19,975
Net profit for the year	[2]	135,080	[1],[3],[4]				135,192							0		135,192	(112)
Other comprehensive income (loss)	[2]	(13,485)	[3]					26,301	5,938		(33,793)	(4,909)	(11,665)	(18,128)	4,795	(13,333)	(152)
Comprehensive income for the year		121,595	[3]				135,192	26,301	5,938	0	(33,793)	(4,909)	(11,665)	(18,128)	4,795	121,859	(264)
Transactions with owners:
Issuance of new shares		3,131,342		1,565,671	1,565,671											3,131,342
Acquisition of treasury shares		(1,172)				(1,172)										(1,172)
Disposal of treasury shares		3				3										3
Dividends (Note 26)		(142,866)					(142,697)									(142,697)	(169)
Changes in ownership		(17,643)					(2,337)	230						230		(2,107)	(15,536)
Transfers from other components of equity		0					32,565		(44,230)				11,665	(32,565)
Share-based compensation (Note 28)		20,102			20,102											20,102
Exercise of share-based awards (Note 28)		(7,881)			(26,281)	18,400										(7,881)
Basis adjustment related to acquisitions		39,454									34,739	4,715		39,454		39,454
Total transactions with owners		3,021,339		1,565,671	1,559,492	17,231	(112,469)	230	(44,230)	0	34,739	4,715	11,665	7,119	0	3,037,044	(15,705)
Equity, as of end of period at Mar. 31, 2019		5,185,991	[5]	1,643,585	1,650,232	(57,142)	1,595,431	299,128	46,380	¥ 0	2,959	1,412	0	349,879	¥ 0	5,181,985	4,006
Cumulative effects of changes in accounting policies (Note 2)		(512)					(512)									(512)
Restated opening balance		5,185,479		1,643,585	1,650,232	(57,142)	1,594,919	299,128	46,380		2,959	1,412	0	349,879		5,181,473	4,006
Net profit for the year		44,290					44,241									44,241	49
Other comprehensive income (loss)		(243,709)						(207,280)	(3,586)		(25,689)	(857)	(6,398)	(243,810)		(243,810)	101
Comprehensive income for the year		(199,419)					44,241	(207,280)	(3,586)		(25,689)	(857)	(6,398)	(243,810)		(199,569)	150
Transactions with owners:
Issuance of new shares		49,076		24,538	24,538											49,076
Acquisition of treasury shares		(52,750)				(52,750)										(52,750)
Disposal of treasury shares		1				1										1
Dividends (Note 26)		(282,846)					(282,693)									(282,693)	(153)
Transfers from other components of equity		0					13,505		(19,903)				6,398	(13,505)
Share-based compensation (Note 28)		29,122			29,122											29,122
Exercise of share-based awards (Note 28)		(1,177)			(23,605)	22,428										(1,177)
Total transactions with owners		(258,574)		24,538	30,055	(30,321)	(269,188)	0	(19,903)		0	0	6,398	(13,505)		(258,421)	(153)
Equity, as of end of period at Mar. 31, 2020		¥ 4,727,486		¥ 1,668,123	¥ 1,680,287	¥ (87,463)	¥ 1,369,972	¥ 91,848	¥ 22,891		¥ (22,730)	¥ 555	¥ 0	¥ 92,564		¥ 4,723,483	¥ 4,003

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Cash Flows for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[2]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Changes in Equity as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation
[3]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss and Other Comprehensive Income for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[4]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[5]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.